Investment Strategy	Dec. 01, 2025
VistaShares Bitcoin Treasury Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income and long term capital appreciation. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a portfolio of equity securities included in the BITA VistaShares Bitcoin Treasury Income Index (the “Index Strategy”); and (2) generating options premiums through an options portfolio (the “Options Strategies”).

While the Fund is actively managed, its Index Strategy invests directly or indirectly, in a portfolio of equity securities contained in the BITA VistaShares Bitcoin Treasury Income Index (the “Index”) and generally seeks to track the composition and performance of the Index and its Options Strategies use options strategies applied to certain or all of the same portfolio of equity securities included in the Index (“Underlying Securities”). The Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”), uses investment discretion when implementing the Fund’s Options Strategies, as well as with respect to the Fund’s Index Strategy: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index: and (ii) to reallocate the Fund’s portfolio holdings among Underlying Securities more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in certain Underlying Securities in different proportions than they are currently weighted in the Index. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries. The Fund’s strategies are overseen by the Adviser and VistaShares.

Although Bitcoin (BTC) may be referred to as a “cryptocurrency” it is not yet widely accepted as a means of payment.

The Fund does not invest directly in Bitcoin or any other digital assets. The Fund does not invest directly in derivatives to track the performance of Bitcoin or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Bitcoin. Investors seeking direct exposure to the price of Bitcoin should consider an investment other than the Fund.

Index Strategy

The Fund invests directly or indirectly in the Underlying Securities that make up the Index. The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology to track the performance of U.S.-listed companies with significant economic exposure to Bitcoin including cryptocurrency mining companies and companies that hold bitcoin as part of their treasury reserves or as an investment strategy.

Index Overview:

The Index’s initial universe consists of all publicly listed equity securities for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria, which are based on each company’s financial information for the most recent quarter:

A.	Bitcoin Holding Requirement: To be eligible for inclusion, a company must hold at least 500 Bitcoin (BTC) on its balance sheet, as reported in its most recent financial disclosures. However, if fewer than 20 securities meet all eligibility criteria, the crypto holdings threshold is reduced from 500 BTC to 250 BTC

B.	Market Capitalization: Companies must have a market capitalization of at least $250 million.

C.	Major U.S. Stock Exchange: To be eligible for inclusion, a company’s shares must be listed in the Unites States on either the Nasdaq or New York Stock Exchange.

D.	Liquidity Requirement: To be eligible for inclusion, a company’s securities must have a three-month average daily traded value of at least $500,000 (USD).

E.	Ordinary Shares and ADRs: The Index includes only ordinary shares and American Depositary Receipts (“ADRs”) of eligible companies. Ordinary shares represent ownership in a company and typically give shareholders the right to vote and receive dividends. ADRs generally represent securities of foreign issuers listed on a U.S. exchange.

Companies that meet the foregoing screens are included in the Index. The Index is expected to be comprised of between 20 and 50 constituents; however, the number of constituents will vary over time.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place on the first Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to the size of their Bitcoin (BTC) holdings, as publicly disclosed in their most recent financial reports.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

Direct/Synthetic Investments: The Fund will invest in the Underlying Securities either directly or indirectly (synthetically) using options and swaps (as described below).

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of Underlying Securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the Underlying Security that the Fund seeks to replicate synthetically.

Options Strategies – Seeking Premiums

The Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options on certain or all of its Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions.

Premium levels are influenced by market conditions, particularly and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. For additional information about options premiums, please see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

The Fund is classified as “non-diversified” under the 1940 Act.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is currently concentrated in the software industry.

The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares Ethereum Treasury Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income and long term capital appreciation. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a portfolio of equity securities included in the BITA VistaShares Ethereum Treasury Index (the “Index Strategy”); and (2) generating option premiums through an options portfolio (the “Options Strategies”).

While the Fund is actively managed, its Index Strategy invests directly or indirectly, in a portfolio of equity securities contained in the BITA VistaShares Ethereum Treasury Index (the “Index”) and generally seeks to track the composition and performance of the Index and its Options Strategies use options strategies applied to certain or all of the same portfolio of equity securities included in the Index (“Underlying Securities”). The Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”), uses investment discretion when implementing the Fund’s Options Strategies, as well as with respect to the Fund’s Index Strategy: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index: and (ii) to reallocate the Fund’s portfolio holdings among Underlying Securities more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in certain Underlying Securities in different proportions than they are currently weighted in the Index.. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries. The Fund’s strategies are overseen by the Adviser and VistaShares.

Although Ether (ETH) may be referred to as a “cryptocurrency” it is not yet widely accepted as a means of payment.

The Fund does not invest directly in Ether or any other digital assets. The Fund does not invest directly in derivatives to track the performance of Ether or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Ether. Investors seeking direct exposure to the price of Ether should consider an investment other than the Fund.

Index Strategy

The Fund invests directly or indirectly in the Underlying Securities that make up the Index. The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology to track the performance of U.S.-listed companies that are actively involved in the Ethereum ecosystem, including: (i) companies that hold Ethereum as part of their treasury reserves or as an investment, without actively engaging in staking Ether (ETH) on the Ethereum network via its proof-of-stake (PoS) process to help secure the blockchain and earn rewards; and (ii) companies that actively stake Ether (ETH) on the Ethereum network to facilitate the PoS process.

Index Overview:

The Index’s initial universe consists of all publicly listed equity securities for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria, which are based on each company’s financial information for the most recent quarter:

A.	Ethereum Holding Requirement: To be eligible for inclusion, a company must hold at least 500 Ether (ETH) on its balance sheet, as reported in its most recent financial disclosures. However, if fewer than 20 securities meet all eligibility criteria, the crypto holdings threshold is reduced from 500 ETH to 250 ETH.

B.	Major U.S. Stock Exchange: To be eligible for inclusion, a company’s shares must be listed in the Unites States on either the Nasdaq or New York Stock Exchange.

C.	Ordinary Shares and ADRs: The Index includes only ordinary shares and American Depositary Receipts (“ADRs”) of eligible companies. Ordinary shares represent ownership in a company and typically give shareholders the right to vote and receive dividends. ADRs generally represent securities of foreign issuers listed on a U.S. exchange.

Companies that meet the foregoing screens are included in the Index. The Index is expected to be comprised of between 15 and 40 constituents; however, the number of constituents will vary over time.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place on the first Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to the size of their Ether (ETH) holdings, as publicly disclosed in their most recent financial reports.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

Direct/Synthetic Investments: The Fund will invest in the Underlying Securities either directly or indirectly (synthetically) using options and swaps (as described below).

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of Underlying Securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the Underlying Security that the Fund seeks to replicate synthetically.

Options Strategies – Seeking Premiums

The Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options option premiums on certain or all of its Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. For additional information about options, please see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

The Fund is classified as “non-diversified” under the 1940 Act.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, the Index is currently concentrated in the software industry.

The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares Ethereum Treasury ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks long term capital appreciation by investing, directly or indirectly, in a portfolio of equity securities included in the BITA VistaShares Ethereum Treasury Index (the “Index”) as described below. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

The Fund’s strategies are overseen by the Adviser and the Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”). Although Ether (ETH) may be referred to as a “cryptocurrency” it is not yet widely accepted as a means of payment.

The Fund does not invest directly in Ether or any other digital assets. The Fund does not invest directly in derivatives to track the performance of Ether or any other digital assets. The Fund does not invest in or seek direct exposure to the current “spot” or cash price of Ether. Investors seeking direct exposure to the price of Ether should consider an investment other than the Fund.

The Fund invests directly or indirectly in the equity securities that make up the Index (the “Underlying Securities”). The Index is constructed by BITA GmbH (the “Index Provider”) using a rules-based methodology to track the performance of U.S.-listed companies that are actively involved in the Ethereum ecosystem, including: (i) companies that hold Ethereum as part of their treasury reserves or as an investment, without actively engaging in staking Ether (ETH) on the Ethereum network via its proof-of-stake (PoS) process to help secure the blockchain and earn rewards; and (ii) companies that actively stake Ether (ETH) on the Ethereum network to facilitate the PoS process.

While the Fund is actively managed, it generally seeks to track the composition and performance of the Index. VistaShares uses investment discretion: (i) to determine whether, in VistaShares judgement, it is more favorable to the Fund for it to invest directly or synthetically in each security in the Index: and (ii) to reallocate the Fund’s portfolio holdings among Underlying Securities more frequently than the Index is rebalanced, when VistaShares believes doing so is in the Fund’s interest; and (iii) to the extent required for the Fund’s portfolio to comply with relevant regulatory requirements, invest in certain Underlying Securities in different proportions than they are currently weighted in the Index.. In addition, the Fund will maintain an allocation to cash and/or U.S. Treasuries.

Index Overview:

The Index’s initial universe consists of all publicly listed equity securities for which sufficient relevant information is available from public sources. The initial universe is screened using the following criteria, which are based on each company’s financial information for the most recent quarter:

A.	Ethereum Holding Requirement: To be eligible for inclusion, a company must hold at least 500 Ether (ETH) on its balance sheet, as reported in its most recent financial disclosures. However, if fewer than 20 securities meet all eligibility criteria, the crypto holdings threshold is reduced from 500 ETH to 250 ETH.

B.	Major U.S. Stock Exchange: To be eligible for inclusion, a company’s shares must be listed in the Unites States on either the Nasdaq or New York Stock Exchange.

C.	Ordinary Shares and ADRs: The Index includes only ordinary shares and American Depositary Receipts (“ADRs”) of eligible companies. Ordinary shares represent ownership in a company and typically give shareholders the right to vote and receive dividends. ADRs generally represent securities of foreign issuers listed on a U.S. exchange.

Companies that meet the foregoing screens are included in the Index. The Index is expected to be comprised of between 15 and 40 constituents; however, the number of constituents will vary over time.

The Index is reconstituted and rebalanced quarterly (reconstitution means the Index is updated with new eligible companies based on current data; rebalancing means the weights of the companies in the Index are adjusted). In addition, the Index Provider may determine to substitute an Index constituent or make an extraordinary adjustment to the Index if it determines an extraordinary event has occurred. The determination date for regular adjustments (each a “Selection Day”) takes place on the first Friday of the rebalancing month. On each Selection Day, Index constituents are weighted according to the size of their Ether (ETH) holdings, as publicly disclosed in their most recent financial reports.

The Index is owned, calculated, administered, and disseminated by the Index Provider. The Index Provider is not affiliated with the Fund, the Adviser, or VistaShares.

Direct/Synthetic Investments: The Fund will invest in the Underlying Securities either directly or indirectly (synthetically) using options and swaps (as described below).

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of Underlying Securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the Underlying Security that the Fund seeks to replicate synthetically.

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities as collateral for the Fund’s derivatives transactions.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value.

The Fund is classified as “non-diversified” under the 1940 Act.

To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index. As of the date of this Prospectus, is currently concentrated in the software industry .

The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities included in the Index or derivatives instruments that provide exposure to those securities.
VistaShares IPO and Income ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively managed exchange-traded fund (“ETF”) that seeks income and long term capital appreciation. The Fund’s strategy involves two components: (1) investing, directly or indirectly, in a portfolio of equity securities of U.S.-listed companies whose initial public offering of shares (“IPO “) has occurred within the past twenty-four (24) months, at the time of purchase (the “Equity Strategy”); and (2) generating options premiums through an options portfolio (the “Options Strategies”). The Fund’s strategies are overseen by the Adviser and the Fund’s investment sub-adviser, VistaShares, LLC (“VistaShares”).

Equity Strategy

The Fund will primarily invest either directly or indirectly in a portfolio of publicly listed companies whose IPO has occurred within the past twenty-four (24) months, at the time of purchase (“Underlying Securities”). The Fund’s portfolio of Underlying Securities will generally include between 20 and 50 IPO companies; however, the number of companies will vary over time, at the discretion of the VistaShares. When deciding which Underlying Securities to buy, hold, or sell for the Fund, VistaShares generally seeks to invest in IPO companies that it believes, based on its own fundamental bottom-up analysis, have attractive growth potential, effective corporate governance, ability to further scale business operations and a strong management team with a disciplined approach to maintaining appropriate financial and balance sheet strength as their companies grow. In addition, VistaShares typically seeks to invest in IPO companies that, in its judgement, have demonstrated attractive year-over-year revenue growth, while maintaining sufficient short-term assets to cover the company’s current and foreseeable liabilities.

Direct/Synthetic Investments: The Fund will invest in the Underlying Securities either directly or indirectly (synthetically) using options and swaps (as described below).

The Fund may utilize listed options to achieve synthetic exposure to the Fund’s portfolio securities. The Fund primarily employs short-dated (a month or less) in-the-money call options (options with strike prices below the current market price of the Underlying Securities, offering immediate intrinsic value). These options allow the Fund to synthetically replicate the performance of Underlying Securities without direct ownership. The Fund may also utilize other option strategies to achieve similar synthetic exposure, including purchasing call options and selling put options with identical strike prices. These derivatives strategies enable the Fund to respond flexibly to market conditions, liquidity constraints, or other factors that may affect the availability or pricing of swap agreements. For additional details about the Fund’s use of options, please refer to the section of the Prospectus entitled “Additional Information About the Fund.”

In addition to options, the Fund may enter into swap agreements with financial institutions. These swap agreements are designed to synthetically replicate the performance of the securities in the Fund’s portfolio. The agreements will have specified durations, which will typically coincide with the Index’s reconstitution periods, but may range from one day to more than a year. Through each swap agreement, the Fund and the financial institution will agree to exchange the return (or differentials in rates of return) based on the performance of a particular security’s share price. The gross return (meaning the return before deducting any fees or expenses) to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount”—a predetermined dollar value representing the Underlying Security that the Fund seeks to replicate synthetically.

Options Strategies – Seeking Premiums

The Fund employs various options strategies focused on generating premiums. Generally speaking, the Fund sells (writes) options option premiums on certain or all of its Underlying Securities, receiving premiums from counterparties that pay for the right to buy or sell at a set price. These premiums are an important driver of the Fund’s distributions.

Premium levels are influenced by market conditions, particularly volatility, and the Adviser may adjust the Fund’s options strategies depending on the outlook for the Underlying Securities. While option selling may provide premium opportunities, it may also limit upside gains or increase downside risk.

The options strategy most frequently utilized by the Fund is called a covered call spread, which is a type of selling credit spread. The Fund uses covered call spreads to earn premium by selling a call option while buying another at a higher strike, with both profit and loss capped. See the prospectus section titled “Additional Information About the Funds” for a list of the options strategies that the Fund may utilize, together with a description of each options strategy.

Distributions may include a significant portion classified as return of capital (“ROC”). ROC generally represents a return of a shareholder’s invested capital rather than traditional income such as dividends or interest. For additional information about options, please see the section in the Fund’s Prospectus titled “Additional Information About the Funds.”

Collateral

In addition, the Fund will hold cash and/or short-term U.S. Treasury securities. These securities serve a dual purpose: providing collateral for the Fund’s derivatives transactions and contributing to the Fund’s income generation.

Fund Attributes

Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities of “IPO” companies or derivatives instruments that provide exposure to those securities. For purposes of compliance with this investment policy, derivative instruments will be valued at their notional value. For purposes of its 80% test, the Fund uses the following definitions of “IPO” companies: public listed companies whose initial public offering of shares has occurred within the past twenty-four (24) months, at the time of purchase by the Fund.

The Fund is classified as “non-diversified” under the 1940 Act.

The Fund’s U.S.-listed equity securities may include securities of foreign issuers listed in the U.S. via American Depositary Receipts (“ADRs”).

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund will invest at least 80% of the value of its net assets, plus borrowings for investment purposes, in a combination of equity securities of “IPO” companies or derivatives instruments that provide exposure to those securities.